INVESTMENT AND LOAN TO SOLTERRA (Details Narrative) € in Thousands, ₪ in Thousands, $ in Thousands					1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 27, 2024 USD ($) shares	Nov. 27, 2024 ILS (₪) shares	Jul. 08, 2024 USD ($)	Jul. 08, 2024 EUR (€)	Jan. 31, 2025 USD ($) shares	Jan. 31, 2025 ILS (₪) shares	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ILS (₪) shares	Mar. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Jun. 30, 2024 EUR (€)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration amount | $							$ 77		$ 88
Solterra Energy Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of acquired shares	100,000	100,000							267,000	267,000
Consideration amount	$ 82	₪ 300							$ 219	₪ 801
Solterra Energy Ltd [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of acquired shares					167,000	167,000
Consideration amount					$ 137	₪ 501
Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt face amount							1,252		1,173		€ 1,159	€ 1,133
Repayments of Debt			$ 406	€ 375
Loan Agreement [Member] | Solterra Renewable Energy Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt face amount							$ 346	$ 542	$ 350				€ 500
Long-Term Debt, Gross								$ 406					€ 375
Interest rate							54.70%	7.00%	32.70%	32.70%
Interest rate increases								12.00%
Loan Agreement [Member] | Solterra Renewable Energy Ltd [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate								7.00%
Loan Agreement [Member] | Solterra Renewable Energy Ltd [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate								12.00%